                        SUPPLEMENT DATED NOVEMBER 1, 2002
                     TO PROSPECTUS DATED AUGUST 1, 2002 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED
                         GUARANTEED, FIXED AND VARIABLE
                           DEFERRED ANNUITY CONTRACTS



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                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in the Zurich Archway/SM/ Variable Annuity prospectus to describe changes to the Market Value Adjustment. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fifth paragraph under the section entitled "13. Market Value Adjustment." appearing on page 27 of the Prospectus is hereby deleted and replaced with the following:

         "The Market Value Adjustment (MVA) uses this formula:

              MVA = Guarantee Period Value x {[(1+I)/(1+J)]t/365-1}

              Where:
                     I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment;

                     J is the current interest rate declared by us as of the effective date of the application of the Market Value Adjustment for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, reduced by the cost of any optional rider elected by the Owner; and

                     t is the number of days remaining in the Guarantee Period."

                              * * * * * * * * * * *

The Market Value Adjustment described in this Supplement is applicable to Zurich ArchwaySM Variable Annuity contracts purchased on or after the date of this Supplement.

                        SUPPLEMENT DATED NOVEMBER 1, 2002
                      TO PROSPECTUS DATED JULY 23, 2002 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED
                         GUARANTEED, FIXED AND VARIABLE
                           DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in the Scudder ZS4 Variable Annuity Prospectus to describe changes to the Market Value Adjustment. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fifth paragraph under the section entitled "13. Market Value Adjustment." appearing on pages 28 and 29 of the Prospectus is hereby deleted and replaced with the following:

         "The Market Value Adjustment (MVA) uses this formula:

               MVA = Guarantee Period Value x {[(1+I)/(1+J)]t/365-1}

               Where:
                     I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment;

                     J is the current interest rate declared by us as of the effective date of the application of the Market Value Adjustment for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, reduced by the cost of any optional rider elected by the Owner; and

                     t is the number of days remaining in the Guarantee Period."

                              * * * * * * * * * * *

The Market Value Adjustment described in this Supplement is applicable to Scudder ZS4 Variable Annuity contracts purchased on or after the date of this Supplement.